Commitments and Contingencies (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2015
Commitment And Contingencies [Line Items]
Lease expense		$ 125.3	$ 90.1	$ 87.2
Net lease termination charge				10.2
Purchase commitments		226.4			$ 241.2
Outstanding letters of credit		9.2
Lease Termination [Member]
Commitment And Contingencies [Line Items]
Charge for lease termination costs	$ 10.4
Benefit related to release of associated rent escalation accrual	$ 0.2
Net lease termination charge				$ 10.2
Remaining lease obligation		$ 6.3	$ 8.1